CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS)
Continuing operations diluted	$ 0.75	$ (0.72)	$ (0.13)
Discontinued operations diluted	$ (2.89)	$ (11.92)	$ (1.08)
Diluted (in Shares)	4,732,726	40,485,912	40,485,912